RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 25, 2020	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Apr. 30, 2021	Mar. 08, 2021	Sep. 23, 2020	Jul. 15, 2020
Related Party Transaction [Line Items]
Repayment of debt		$ 100,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Repayment of debt					$ 100,349
Expenses incurred			$ 59,500
Cik0001819516 Aspirational Consumer Lifestyle Corp | Sponsor | IPO Promissory Note
Related Party Transaction [Line Items]
Repayment of debt	$ 100,349
Amount available for borrowings									$ 300,000
Cik0001819516 Aspirational Consumer Lifestyle Corp | Sponsor | Promissory Note
Related Party Transaction [Line Items]
Maximum amounts of transaction						$ 150,000	$ 100,000
Interest rate						2.75%	2.75%
Cik0001819516 Aspirational Consumer Lifestyle Corp | Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month								$ 10,000
Expenses incurred					30,000
Cik0001819516 Aspirational Consumer Lifestyle Corp | Administrative Services and Support Services Agreements
Related Party Transaction [Line Items]
Expenses per month								10,000
Expenses incurred				$ 116,597
Cik0001819516 Aspirational Consumer Lifestyle Corp | Support Services Agreement
Related Party Transaction [Line Items]
Expenses per month								$ 10,000
Expenses incurred					30,000
Cik0001819516 Aspirational Consumer Lifestyle Corp | Working Capital Loans
Related Party Transaction [Line Items]
Loans convertible into warrants			$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)			$ 1.50	$ 1.50	$ 1.50
Working capital loans outstanding			$ 0	$ 0